Deferred Revenue - Schedule of Recognised as Revenue in Future Periods (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Recognised As Revenue In Future Periods [Abstract]
12 to 18 months	$ 118,704	$ 125,359	$ 85,359